Commitments	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Commitments
37	COMMITMENTS
(a) Capital commitments
At December 31, 2022, the Group’s capital commitments contracted but not provided for, mainly relating to property, plant and equipment were RMB 882 (2021: RMB 882). These capital commitments are transactions mainly with CNPC and its fellow subsidiaries.
(b) Exploration and production licenses
The Company is obligated to make annual payments with respect to its exploration and production licenses to the Ministry of Natural Resources. Payments incurred were RMB 482 for the year ended December 31, 2022 (2021: RMB 744, 2020: RMB 700).
According to the current policy, estimated annual payments for the next five years are as follows:

	December 31, 2022	December 31, 2021
	RMB	RMB
Within one year	500	500
Between one and two years	500	500
Between two and three years	500	500
Between three and four years	500	500
Between four and five years	500	500